Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	(52.40%)	(0.40%)	(0.30%)
Adjustment rate	(52.40%)	(0.40%)	(0.30%)
Unrecognized tax benefits (in Dollars)				$ 0